Liabilities under insurance contracts	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [abstract]
Liabilities under insurance contracts	Liabilities under insurance contracts
The detail of Liabilities under insurance contracts and reinsurance assets in the consolidated balance sheets (see note 2.i) is as follows:

EUR million
	2023	2022	2021
Liabilities relating to insurance contracts	17,799	16,426	18,560
Component of the present value of future cash flows (BEL)	16,627	15,206	17,196
Risk adjustment (RA)	211	154	185
Contractual service margin (CSM)	424	481	592
Remaining coverage liability	71	78	75
Liabilities for incurred claims (LIC)	466	507	512
The balance of liabilities under insurance contracts reflected in the consolidated balance sheet includes the following elements:
•Liability for Remaining Coverage (LRC): amount of obligations provisioned to meet the fulfillment of future services assigned to the group on a date for a specific coverage period . The valuation differs depending on the length of the coverage period of the contract groups. In the case of long-term contracts, valued using the General Method (BBA) or the Variable Commission Method (VFA), this amount is formed from the sum of BEL, RA and CSM; In the case of short-term contracts, this amount is calculated using the Premium Allocation Method (PAA).
•Liability for Incurred Claims (LIC): amount of obligations provisioned to meet the fulfillment of past services assigned to the group on a date.
The insurance activity is carried out mainly in the life insurance sector in its life-savings modality. Within the amount of liabilities for insurance contracts, Individual Life Annuities are the product that has the greatest weight in the consolidated balance sheet. This product consists of life annuities where the client contributes a single premium and receives a constant and periodic insured income (monthly, quarterly, semi-annual or annual) until his death where, at that time, the beneficiaries will receive the insured capital of 102% or 101% of the premium contributed. This product is valued using the General Method (BBA) methodology and its remaining coverage liability is made up of the following components:
•Best Estimated Liability (BEL): estimate of incoming and outgoing cash flows weighted by their probability of occurrence and discounted to a certain curve in order to reflect the time value of money over time. weather.
•Risk adjustment for non-financial risk (RA): reflects compensation for the uncertainty of cash flows by quantifying the amount necessary to compensate for unexpected losses in liability flows.
•Contractual Service Margin (CSM): future benefit to be recognized during the coverage period.
•The income and expenses recorded in the profit and loss account for the insurance activity, including reinsurance income and expenses, are not material in the Group's consolidated annual accounts.